Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Assets:
Equity securities (without readily determinable fair values)	¥ 208,869	¥ 186,146
Fair Value, Measurements, Nonrecurring
Assets:
Loans	57,000	85,000
Loans held-for-sale	21,000	22,000
Equity securities (without readily determinable fair values)	24,000	3,000
Other investments	3,000
Other assets		24,000
Total assets measured at fair value	105,000	134,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	102,000	167,000
Loans held-for-sale	22,000	23,000
Equity securities (without readily determinable fair values)	10,000	4,000
Other investments	5,000
Premises and equipment-net		7,000
Other assets		34,000
Total assets measured at fair value	139,000	235,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Loans	0
Loans held-for-sale	0
Equity securities (without readily determinable fair values)	0
Other investments	3,000
Total assets measured at fair value	3,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans	0	3,000
Loans held-for-sale	11,000	21,000
Equity securities (without readily determinable fair values)	16,000
Other investments	0
Total assets measured at fair value	27,000	24,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	57,000	82,000
Loans held-for-sale	10,000	1,000
Equity securities (without readily determinable fair values)	8,000	3,000
Other investments	0
Other assets		24,000
Total assets measured at fair value	¥ 75,000	¥ 110,000